REDEEMABLE NONCONTROLLING INTEREST (Notes)	12 Months Ended
Dec. 31, 2013
Business Acquisition [Line Items]
Business Combination Disclosure [Text Block]
REDEEMABLE NONCONTROLLING INTEREST

        On March 15, 2012, the Company acquired 80% of the outstanding capital stock of Nutricion para el Conosur S.A. which manufactures, distributes and sells infant formula and children’s nutrition products in Argentina under the SanCor Bebé and Bebé Plus brands (the “Argentine Acquisition”). Under the terms of an agreement related to the Argentine Acquisition, the noncontrolling interest owner has the right to require MJN to purchase (the “Put Right”) its remaining 20% interest or to sell (the “Call Right”) up to an additional 20% of the outstanding capital stock of Nutricion para el Conosur S.A. The Put Right is exercisable from September 15, 2015 to September 15, 2018 and the decision to exercise is not within the control of MJN. The price paid upon exercise will be determined based on established multiples of sales and earnings of the acquired business and is currently estimated to equate to fair value at the earliest exercise date. As a result of the Put Right, the noncontrolling interest is presented as redeemable noncontrolling interest outside of equity on the balance sheet. Accretion to the redemption value of the Put Right is being recognized through equity using an interest method over the period from March 15, 2012 to September 15, 2015.